Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 2,900	$ 1,200
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,394	1,262
Financial liabilities	5,914
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,927
Financial liabilities, at fair value	2,927
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	2,927
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,987	6,385
Financial liabilities, at fair value	2,987	6,385
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	2,987	6,385
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,246
Financial assets, at fair value		1,246
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		1,246
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,392	2
Financial assets, at fair value	6,392	2
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	6,392	2
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Cap options
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2	15
Financial assets, at fair value	2	15
Measured at fair value | Cap options | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Cap options | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2	15
Measured at fair value | Cap options | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,914
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,927
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,987	6,385
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,394	1,262
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,246
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,392	2
Measured at fair value | Hedging instruments | Cap options
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2	15
Measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	415,416	408,163
Financial liabilities	1,789,002	1,345,879
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,205,148	856,860
Financial liabilities, at fair value	1,234,739	864,848
Not measured at fair value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,234,739	864,848
Not measured at fair value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	263,920	198,279
Financial liabilities, at fair value	263,308	207,099
Not measured at fair value | Unsecured other notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	68,722	207,099
Not measured at fair value | Unsecured other notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	194,586	0
Not measured at fair value | Unsecured other notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	204,061	151,353
Financial liabilities, at fair value	204,061	151,353
Not measured at fair value | Other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	204,061	151,353
Not measured at fair value | Other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	39,051	66,921
Financial liabilities, at fair value	36,913	62,387
Not measured at fair value | Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	36,913	62,387
Not measured at fair value | Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	76,319	71,958
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	503	508
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	44,669	48,371
Financial assets, at fair value	42,150	44,512
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	42,150	44,512
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	4,578	6,681
Financial assets, at fair value	3,816	5,841
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	3,816	5,841
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	213,641	191,633
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	152,528	161,478
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,789,002	1,345,879
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,205,148	856,860
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	263,920	198,279
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	204,061	151,353
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	39,051	66,921
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	76,319	71,958
Not measured at fair value | Other financial liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	503	508
Not measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	415,416	408,163
Not measured at fair value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	44,669	48,371
Not measured at fair value | Financial assets at amortised cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	4,578	6,681
Not measured at fair value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	213,641	191,633
Not measured at fair value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 152,528	$ 161,478